Operating Assets and Liabilities - Leases - Amounts recognized in Balance Sheet and Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Right-of-use assets
Balance at January 1	$ 128	[1]	$ 102	[1]	$ 75
Additions to right-of-use assets	12		48		36
Depreciation charge for the year	(17)		(15)		(13)
Exchange rate adjustment	4		(7)		4
Balance at December 31	127		128	[1]	102	[1]
Lease liabilities
Current	18		13	[1]	13	[1]
Non-current	134		131	[1]	101	[1]
Total lease liabilities	152		144		114
Cash outflow for lease payments	$ 18		$ 14		$ 17

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Refer to Note 1.1 for more information.